Shareholder Report, Holdings (Details) - OTG Latin America Fund (Class A Shares)	Mar. 31, 2025
Morgan Stanley Institutional Liquid Government Fund - Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
Cencosud SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
Vale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Intercorp Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
Wal Mart de Mexico S.A.B. de C.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Cemex S.A.B. de C.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Ambev SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Banco Bradesco SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
Banco Itaú Chile [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
SMU SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.01%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.84%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.65%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%